Matthews Pacific Tiger Fund	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 99.3%
	Shares	Value
China/Hong Kong: 38.5%
Tencent Holdings, Ltd.	1,044,100	$58,057,067
Alibaba Group Holding, Ltd.	4,339,300	57,664,021
Ping An Insurance Group Co. of China, Ltd. H Shares	5,440,500	34,163,783
Meituan Class Bb,c,d	1,558,300	33,091,107
PDD Holdings, Inc. ADR[c]	231,445	31,201,100
Hong Kong Exchanges & Clearing, Ltd.	632,500	25,837,855
Trip.com Group, Ltd.[c]	401,950	24,184,744
KE Holdings, Inc. ADR	936,199	18,639,722
China Resources Land, Ltd.	4,431,000	15,939,682
China Merchants Bank Co., Ltd. H Shares	3,216,000	15,584,312
Kweichow Moutai Co., Ltd. A Shares	62,300	15,286,774
China Construction Bank Corp. H Shares	14,534,000	10,838,008
BYD Co., Ltd. H Shares	271,000	9,668,729
Techtronic Industries Co., Ltd.	634,500	9,472,085
Midea Group Co., Ltd. A Shares	860,000	9,279,205
Weichai Power Co., Ltd. H Shares	4,902,000	8,959,580
Foxconn Industrial Internet Co., Ltd. A Shares	1,720,300	6,137,389
Hongfa Technology Co., Ltd. A Shares	1,167,400	5,354,540
Silergy Corp.	349,000	5,139,728
Innovent Biologics, Inc.[b,c,d]	729,000	4,372,103
Hongfa Technology Co., Ltd. A Shares	754,900	3,467,138
PetroChina Co., Ltd. H Shares	3,276,000	2,642,658
Total China/Hong Kong		404,981,330

India: 19.0%
HDFC Bank, Ltd.	950,363	19,572,085
ICICI Bank, Ltd.	1,092,254	16,575,562
Mahindra & Mahindra, Ltd.	391,754	14,459,042
SBI Life Insurance Co., Ltd.[b,d]	624,123	13,706,786
Hindustan Unilever, Ltd.	367,349	12,966,263
Zomato, Ltd.[c]	3,793,462	12,347,233
Bharti Airtel, Ltd.	587,580	11,978,676
Dixon Technologies India, Ltd.[d]	71,872	11,825,771
Sun Pharmaceutical Industries, Ltd.	472,566	10,864,499
Lupin, Ltd.	410,248	10,726,774
Infosys, Ltd.	452,203	10,100,743
Bajaj Housing Finance, Ltd.[c]	4,628,274	8,508,607
Titan Co., Ltd.	181,804	8,291,271
Power Grid Corp. of India, Ltd.	1,842,524	7,771,000
Suzlon Energy, Ltd.[c]	8,120,961	7,749,213
Computer Age Management Services, Ltd.	116,890	6,137,250
Cummins India, Ltd.	115,194	5,237,365
Jubilant Foodworks, Ltd.	641,294	5,216,436
JSW Energy, Ltd.	287,319	2,511,104
Grasim Industries, Ltd.	64,202	2,140,097
MakeMyTrip, Ltd.[c]	19,746	1,835,391
Total India		200,521,168

Taiwan: 18.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,554,000	107,167,861
Hon Hai Precision Industry Co., Ltd.	2,838,000	16,709,752
Quanta Computer, Inc.	1,756,000	14,634,912
Cathay Financial Holding Co., Ltd.	5,285,000	11,097,156
Elite Material Co., Ltd.	780,000	11,012,526
Delta Electronics, Inc.	828,000	9,878,925
E Ink Holdings, Inc.	673,000	6,238,596

	Shares	Value
Accton Technology Corp.	349,000	$5,839,347
Lotes Co., Ltd.	118,000	5,147,908
Makalot Industrial Co., Ltd.	445,740	4,931,337
Alchip Technologies, Ltd.	33,000	2,056,859
Total Taiwan		194,715,179

South Korea: 9.9%
Samsung Electronics Co., Ltd.	592,024	27,670,500
SK Hynix, Inc.	195,392	26,150,636
Hyundai Motor Co.	75,156	13,997,252
Samsung Fire & Marine Insurance Co., Ltd.	38,037	10,053,108
Shinhan Financial Group Co., Ltd.	196,674	8,341,448
HD Hyundai Electric Co., Ltd.	21,731	5,467,510
Samsung Biologics Co., Ltd.[b,c,d]	6,670	4,961,182
LEENO Industrial, Inc.	17,356	2,499,734
Samsung Heavy Industries Co., Ltd.[c]	260,386	1,997,484
KB Financial Group, Inc.	25,615	1,580,505
SHIFT UP Corp.[c]	32,414	1,400,467
Total South Korea		104,119,826

Singapore: 3.7%
Sea, Ltd. ADR[c]	169,660	15,995,545
DBS Group Holdings, Ltd.	450,300	13,335,326
Singapore Telecommunications, Ltd.	4,067,300	10,226,871
Total Singapore		39,557,742

Vietnam: 2.4%
FPT Corp.	2,594,348	14,204,214
Asia Commercial Bank JSC	10,389,600	10,877,144
Total Vietnam		25,081,358

Malaysia: 2.3%
CIMB Group Holdings BHD	6,784,900	13,276,946
Telekom Malaysia BHD	6,598,400	10,719,607
Total Malaysia		23,996,553

Philippines: 2.1%
Bank of the Philippine Islands	7,023,700	17,013,000
SM Investments Corp.	288,390	4,927,537
Total Philippines		21,940,537

Indonesia: 1.8%
PT Bank Central Asia Tbk	14,811,000	10,100,632
PT Bank Rakyat Indonesia Persero Tbk	22,077,700	7,220,785
PT Bank Mandiri Persero Tbk	4,592,000	2,112,299
Total Indonesia		19,433,716
matthewsasia.com   |  800.789.ASIA    1

Matthews Pacific Tiger Fund	September 30, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Thailand: 1.1%
Central Pattana Public Co., Ltd.	5,533,900	$11,449,715
Total Thailand		11,449,715

Total Investments: 99.3%		1,045,797,124
(Cost $929,806,032)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.7%		7,077,319
Net Assets: 100.0%		$1,052,874,443

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $56,131,178, which is 5.33% of net assets.
c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2    MATTHEWS ASIA FUNDS